Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000013020 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000013020 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000013020 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000013020 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000013020 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000013020 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000013020 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013020 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013020 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000013020 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000013020 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000013020 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013020 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(46.40%)
C000133198 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000133198 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000133198 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000133198 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000133198 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000133198 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133198 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000133198 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000133198 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(28.80%)
C000013019 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000013019 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000013019 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000013019 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000013019 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000013019 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013019 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013019 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013019 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000013019 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013019 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000013019 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000013019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(44.00%)
C000013019 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000013021 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000013021 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013021 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	143.20%
C000013021 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000013021 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000013021 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000013021 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000013021 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(109.20%)
C000114641 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114641 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000114641 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000114641 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000114641 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%